Schedule of Investments(a)
July 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.64%
Aerospace & Defense–2.01%
Northrop Grumman Corp.	115,544	$51,417,080
RTX Corp.	2,050,524	180,302,575
		231,719,655
Air Freight & Logistics–1.82%
United Parcel Service, Inc., Class B	1,120,434	209,666,814
Apparel Retail–0.75%
TJX Cos., Inc. (The)	996,309	86,210,618
Application Software–1.25%
Intuit, Inc.	281,945	144,271,257
Asset Management & Custody Banks–2.28%
BlackRock, Inc.	162,863	120,331,327
State Street Corp.(b)	1,961,727	142,107,504
		262,438,831
Building Products–1.04%
Trane Technologies PLC	598,189	119,302,814
Cable & Satellite–1.77%
Comcast Corp., Class A(b)	4,495,497	203,466,194
Construction Machinery & Heavy Transportation Equipment– 0.83%
Caterpillar, Inc.	359,788	95,404,984
Consumer Finance–1.46%
American Express Co.	998,621	168,647,115
Consumer Staples Merchandise Retail–3.82%
Target Corp.	919,502	125,484,438
Walmart, Inc.	1,967,876	314,584,657
		440,069,095
Distillers & Vintners–1.27%
Constellation Brands, Inc., Class A	538,501	146,903,073
Diversified Banks–5.64%
Fifth Third Bancorp(b)	2,442,511	71,077,070
JPMorgan Chase & Co.	1,337,426	211,259,811
PNC Financial Services Group, Inc. (The)	1,197,037	163,862,395
Wells Fargo & Co.	4,416,730	203,876,257
		650,075,533
Electric Utilities–2.62%
American Electric Power Co., Inc.	1,596,052	135,249,447
Entergy Corp.	1,618,172	166,186,264
		301,435,711
Electrical Components & Equipment–1.06%
ABB Ltd. (Switzerland)	3,065,798	122,677,374
Electronic Manufacturing Services–1.41%
TE Connectivity Ltd.	1,128,511	161,930,043
Shares		Value
Financial Exchanges & Data–2.97%
CME Group, Inc., Class A	846,036	$168,327,322
S&P Global, Inc.	439,466	173,373,732
		341,701,054
Food Distributors–0.85%
Sysco Corp.(b)	1,277,441	97,481,523
Health Care Equipment–6.77%
Baxter International, Inc.	1,843,232	83,369,383
Becton, Dickinson and Co.	886,210	246,915,830
Medtronic PLC	2,042,952	179,289,468
Stryker Corp.	477,279	135,265,641
Zimmer Biomet Holdings, Inc.	977,619	135,058,065
		779,898,387
Health Care Services–2.24%
CVS Health Corp.	3,459,500	258,390,055
Home Improvement Retail–1.48%
Lowe’s Cos., Inc.	728,599	170,688,888
Human Resource & Employment Services–0.62%
Automatic Data Processing, Inc.	289,121	71,488,058
Industrial Conglomerates–1.16%
General Electric Co.	1,168,201	133,455,282
Industrial Machinery & Supplies & Components–1.95%
Parker-Hannifin Corp.	549,381	225,251,704
Integrated Oil & Gas–5.30%
Chevron Corp.	2,247,811	367,876,748
Exxon Mobil Corp.	2,260,432	242,408,728
		610,285,476
Integrated Telecommunication Services–0.95%
Deutsche Telekom AG (Germany)	5,044,511	110,045,454
Interactive Home Entertainment–0.75%
Electronic Arts, Inc.	630,752	86,003,035
Investment Banking & Brokerage–1.49%
Charles Schwab Corp. (The)	2,599,003	171,794,098
IT Consulting & Other Services–1.17%
Accenture PLC, Class A	424,537	134,302,280
Life Sciences Tools & Services–1.87%
Thermo Fisher Scientific, Inc.	393,331	215,804,986
Managed Health Care–0.93%
UnitedHealth Group, Inc.	211,895	107,297,271
Multi-line Insurance–1.31%
Hartford Financial Services Group, Inc. (The)(b)	2,097,193	150,746,233
Multi-Utilities–2.77%
Dominion Energy, Inc.(b)	2,726,796	146,019,926
Public Service Enterprise Group, Inc.(b)	2,752,822	173,758,124
		319,778,050

See accompanying notes which are an integral part of this schedule.
Invesco Diversified Dividend Fund

Shares		Value
Oil & Gas Exploration & Production–3.94%
ConocoPhillips	2,581,374	$303,879,347
Pioneer Natural Resources Co.	664,147	149,878,054
		453,757,401
Oil & Gas Storage & Transportation–0.70%
Enbridge, Inc. (Canada)	2,205,572	81,087,575
Packaged Foods & Meats–1.43%
Nestle S.A. (Switzerland)	1,343,900	165,075,775
Personal Care Products–0.82%
L’Oreal S.A. (France)	203,298	94,480,042
Pharmaceuticals–6.96%
AstraZeneca PLC (United Kingdom)	1,255,498	180,119,875
Johnson & Johnson	2,307,983	386,656,392
Merck & Co., Inc.	2,211,167	235,820,961
		802,597,228
Property & Casualty Insurance–0.74%
Travelers Cos., Inc. (The)	496,589	85,716,227
Rail Transportation–1.43%
Union Pacific Corp.	711,493	165,080,606
Regional Banks–0.77%
M&T Bank Corp.(b)	633,150	88,552,359
Restaurants–2.82%
McDonald’s Corp.	633,989	185,885,575
Starbucks Corp.	1,370,638	139,215,702
		325,101,277
Semiconductor Materials & Equipment–1.04%
Lam Research Corp.	166,158	119,382,861
Semiconductors–1.77%
Analog Devices, Inc.	727,795	145,216,936
Broadcom, Inc.	65,252	58,638,710
		203,855,646
Soft Drinks & Non-alcoholic Beverages–1.32%
Coca-Cola Co. (The)	2,452,117	151,859,606
Specialty Chemicals–2.72%
DuPont de Nemours, Inc.	2,292,079	177,934,093
PPG Industries, Inc.	943,491	135,768,355
		313,702,448
Shares		Value
Systems Software–2.14%
Microsoft Corp.	734,537	$246,745,669
Telecom Tower REITs–0.96%
Crown Castle, Inc.	1,023,061	110,787,276
Timber REITs–0.81%
Weyerhaeuser Co.	2,744,893	93,491,056
Tobacco–1.79%
Philip Morris International, Inc.	2,073,831	206,802,427
Transaction & Payment Processing Services–1.87%
Visa, Inc., Class A(b)	906,371	215,471,578
Total Common Stocks & Other Equity Interests (Cost $8,662,956,138)		11,252,178,002
Money Market Funds–2.59%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(c)(d)	104,491,052	104,491,052
Invesco Liquid Assets Portfolio, Institutional Class, 5.28%(c)(d)	74,608,858	74,616,319
Invesco Treasury Portfolio, Institutional Class, 5.18%(c)(d)	119,418,345	119,418,345
Total Money Market Funds (Cost $298,525,716)		298,525,716
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.23% (Cost $8,961,481,854)		11,550,703,718
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.46%
Invesco Private Government Fund, 5.24%(c)(d)(e)	79,278,859	79,278,859
Invesco Private Prime Fund, 5.38%(c)(d)(e)	203,859,924	203,859,924
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $283,136,884)		283,138,783
TOTAL INVESTMENTS IN SECURITIES–102.69% (Cost $9,244,618,738)		11,833,842,501
OTHER ASSETS LESS LIABILITIES—(2.69)%		(309,787,806)
NET ASSETS–100.00%		$11,524,054,695
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Diversified Dividend Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2023.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$89,412,768	$698,100,591	$(683,022,307)	$-	$-	$104,491,052	$3,311,999
Invesco Liquid Assets Portfolio, Institutional Class	39,822,509	498,643,279	(463,842,562)	(20,240)	13,333	74,616,319	2,291,183
Invesco Treasury Portfolio, Institutional Class	92,817,076	797,829,247	(771,227,978)	-	-	119,418,345	3,727,429
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	108,114,666	614,302,907	(643,138,714)	-	-	79,278,859	2,367,021*
Invesco Private Prime Fund	277,932,348	1,260,019,016	(1,334,065,420)	2,489	(28,509)	203,859,924	6,509,557*
Total	$608,099,367	$3,868,895,040	$(3,895,296,981)	$(17,751)	$(15,176)	$581,664,499	$18,207,189

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$10,579,779,482	$672,398,520	$—	$11,252,178,002
Money Market Funds	298,525,716	283,138,783	—	581,664,499
Total Investments	$10,878,305,198	$955,537,303	$—	$11,833,842,501
Invesco Diversified Dividend Fund